Employee benefits (Details) - Schedule of defined benefit plans - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of defined benefit plans [Abstract]
Service cost	SFr 151,624	SFr 138,580	SFr 90,162
Net interest expense	2,053	5,137	14,541
Administration expense	3,166	4,051	6,009
Total defined costs for the year recognized in profit or loss	156,843	147,768	110,712
Actuarial loss (gain) arising from changes in financial assumptions	13,031	360,541	(119,117)
Actuarial loss arising from experience adjustments	45,881	(215,156)	(1,792,265)
Actuarial gain arising from demographic assumptions
Return on plan assets excluding interest income	(32,794)	(73,375)	634,190
Total defined benefit cost for the year recognized in the other comprehensive loss	SFr 26,118	SFr 72,010	SFr (1,277,192)
Discount rate	0.20%	0.30%	0.95%
Future salary increase	0.60%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G